Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
Changes and Status of Nonvested Shares
A summary of the status of the Key Management 2008 Restricted Stock Plan nonvested restricted shares of common stock as of December 31, 2012, and the changes for the year ended December 31, 2012, is presented below:

Nonvested Shares	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2012	11,089	$63.20
Issued	17,343	52.69
Vested	(11,492)	56.56
Forfeited	(260)	69.37
Nonvested at December 31, 2012	16,680	$56.75
summary of the status of the Director Restricted Stock Plan nonvested restricted shares of common stock as of December 31, 2012, and the changes for the year ended December 31, 2012, is presented below:

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2012	2,976	$67.16
Granted and issued	5,340	67.36
Vested	(2,976)	67.16
Forfeited	—	—
Nonvested at December 31, 2012	5,340	$67.36
A summary of the status of the 2010 Executive Restricted Stock Plan nonvested shares as of December 31, 2012, and the changes for the year ended December 31, 2012, is presented below:

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2012	1,806	$54.38
Issued	—	—
Vested	(1,172)	54.38
Forfeited	—	—
Nonvested at December 31, 2012	634	$54.38
A summary of the status of the Key Management 2010 Restricted Stock Plan nonvested restricted shares of common stock as of December 31, 2012, and the changes for the year ended December 31, 2012, is presented below:

Nonvested Shares	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2012	26,712	$64.88
Issued	—	—
Vested	(26,712)	64.88
Forfeited	—	—
Nonvested at December 31, 2012	—	$—
A summary of the status of the Key Management 2002 Restricted Stock Plan nonvested shares as of December 31, 2012, and the changes for the year ended December 31, 2012, is presented below:

Nonvested Shares	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2012	16,379	$45.17
Granted	—	—
Vested	(16,379)	45.17
Forfeited	—	—
Nonvested at December 31, 2012	—	$—

A summary of the status of the 2011 Plan nonvested shares as of December 31, 2012, and the changes for the year ended December 31, 2012, is presented below:

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2012	—	$—
Issued	25,355	68.68
Vested	(13,559)	68.62
Forfeited	(775)	69.37
Nonvested at December 31, 2012	11,021	$68.72